Share-Based Compensation - Additional Information (Detail)	12 Months Ended
	Dec. 31, 2025 USD ($) $ / shares shares	Dec. 31, 2024 USD ($) $ / shares
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Weighted average share price at the time of exercise of awards | $ / shares	$ 149.88	$ 159.72
Withholding tax liabilities	$ 68,000,000	$ 92,000,000
Stock incentive plan [member]
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Number of common shares available for grant	6,788,711	7,678,633
Maximum number of common shares available for grant	69,150,969
Stock Options [Member]
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Maximum term of option	10 years
TSRUs [Member]
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Weighted average fair value of options granted	$ 165.82	$ 162.37
PRSUs [Member]
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Weighted average fair value of options granted	$ 176.01	$ 157.54
Vesting period	3 years
PRSUs [Member] | Bottom of range [member]
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Percentage of options vested	0.00%
PRSUs [Member] | Top of range [member]
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Percentage of options vested	200.00%
Employee Stock Purchase Plan [member]
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Percentage of discount allowed for purchase of shares	15.00%
Maximum payroll deduction allowed	$ 21,250
Maximum shares to be purchased through plan | shares	20,388,909